Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Nov. 30, 2021	Nov. 30, 2020	May 18, 2021
IfrsStatementLineItems [Line Items]
Remuneration				$ 1,100
Total		$ 1,379	$ 210
Directors [Member]
IfrsStatementLineItems [Line Items]
Remuneration	[1]	399	210
Share based payments		980
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Remuneration	[1]	399	210
Share based payments		$ 980

[1]	Remuneration includes salaries and benefits for certain key management personnel and director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and share based payments for their services and officers are entitled to cash remuneration and share based payments for their services.